Non-Controlling Interests	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Non-Controlling Interests	Non-Controlling Interests
The Company’s subsidiaries and operations that have non-controlling interests are as follows:

Subsidiary/Operation	Non-controlling interest owner	Non-controlling interest as at Dec. 31, 2024	Non-controlling interest as at Dec. 31, 2023
TransAlta Cogeneration LP	Canadian Power Holdings Inc.	49.99%	49.99%
Kent Hills Wind LP	Natural Forces Technologies Inc.	17%	17%
TransAlta Renewables Inc.	Public shareholders	nil	nil(1)
(1)Non-controlling interest from Jan. 1, 2023 to Oct. 4, 2023 was 39.9%.
TransAlta Cogeneration, LP (TA Cogen) operates a portfolio of cogeneration facilities in Canada and owns 50 per cent of Sheerness, a dual-fuel generating facility.
Kent Hills Wind LP, a subsidiary, owns and operates the 167 MW Kent Hills (1, 2 and 3) wind facilities located in New Brunswick.
TransAlta Renewables Inc. (TransAlta Renewables) was previously a non-wholly owned publicly traded entity that operated a portfolio of gas and renewable power generation facilities and owned economic interests in various other gas and renewable facilities of the Company.
On Oct. 5, 2023, the Company acquired all of the outstanding common shares of TransAlta Renewables not already owned, directly or indirectly, by TransAlta and certain of its affiliates.
Summarized financial information relating to subsidiaries with significant non-controlling interests is as follows:
TA Cogen

Year ended Dec. 31	2024	2023	2022
Revenues	167	290	347
Net earnings and total comprehensive income	9	121	143
Amounts attributable to the non-controlling interest:
Net earnings	9	80	91
Total comprehensive income	9	80	91
Distributions paid to Canadian Power Holdings Inc.	40	148	87

As at Dec. 31	2024	2023
Current assets	47	43
Long-term assets	130	193
Current liabilities	(48)	(41)
Long-term liabilities	(32)	(34)
Total equity	(97)	(161)
Equity attributable to Canadian Power Holdings Inc.	(46)	(79)
Non-controlling interest share (per cent)	49.99	49.99
Kent Hills Wind LP
Prior to Oct. 5, 2023, financial information related to the 17 per cent non-controlling interest in Kent Hills Wind LP was included in the financial information disclosed in TransAlta Renewables in this note.

Year ended Dec. 31	2024	2023(1)
Revenues	34	7
Net earnings and total comprehensive income	7	2
Amounts attributable to the non-controlling interest:
Net earnings and total comprehensive income	1	—
(1)This represents financial information from Oct. 5, 2023 to Dec. 31, 2023. The net earnings attributable to non-controlling interest in Kent Hills Wind LP prior to Oct. 5, 2023, is included in the disclosures for TransAlta Renewables.

As at Dec. 31	2024	2023
Current assets	33	35
Long-term assets	463	481
Current liabilities	(26)	(42)
Long-term liabilities	(174)	(188)
Total equity	(296)	(285)
Equity attributable to non-controlling interests	(51)	(48)
Non-controlling interest share (per cent)	17	17
TransAlta Renewables
The financial information disclosed below includes the 17 per cent non-controlling interest in Kent Hills Wind LP until Oct. 5, 2023. TransAlta Renewables at Dec. 31, 2024, and Dec. 31, 2023, is a wholly owned subsidiary of the Company. Refer to Note 4 for more details.

Year ended Dec. 31	2023(1)	2022
Revenues	303	560
Net earnings	56	74
Total comprehensive loss	(7)	(67)
Amounts attributable to the non-controlling interests:
Net earnings	21	20
Total comprehensive loss	(4)	(36)
Distributions paid to non-controlling interests(2)	75	100
(1)Non-controlling interest share before the close of the transaction on Oct. 5, 2023. This represents financial information from Jan. 1, 2023 to Oct. 4, 2023.
(2)Distributions paid in the year ended Dec. 31, 2023 include $25 million of dividends declared in the fourth quarter of 2022.